Risk (Tables)	12 Months Ended
Dec. 31, 2021
Foreign exchange risk
Risk
Summary of exposure to foreign currency risk

The Company’s exposure to foreign currency risk as of December 31, 2021 and 2020, was as follows:

	2021	2020
Cash and cash equivalents (Note 5)	154	28,327
Financial investments	—	542
Loans and financing	(654,864)	—

Summary of sensitivity analysis

	Base scenario	Scenario I	Scenario II
	Exchange rate: R$ 5.5799	Exchange rate: R$ 6.1379	Exchange rate: R$ 5.0219
Finance income (costs)	—	R$ (65,472)	R$ 65,472

Liquidity risk
Risk
Schedule of maturities of financial liabilities based on contractual undiscounted amounts

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

	Less						More
	than 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	than 5
December 31, 2021	months	months	years	years	years	years	years	Total
Trade payables	103,292	—	—	—	—	—	—	103,292
Lease liabilities	6,018	14,104	16,972	4,620	1,005	349	50	43,118
Loans and financing	213,214	15,234	941,568	19,324	—	—	641,987	1,831,327
Derivative financial liabilities	—	—	—	—	—	—	223,561	223,561
Accounts payable to selling shareholders	379,501	420,052	540,470	307,836	20,690	237	—	1,668,786
	702,025	449,390	1,499,010	331,780	21,695	586	865,598	3,870,084

Interest rate risk
Risk
Summary of changes in liabilities arising from financing activities

Changes in liabilities arising from financing activities

		Change in	As of
	December 31,	accounting	January	Cash		December	Cash		December	Cash		December
	2018	practice	1, 2019	flows	Other	31, 2019	flows	Other	31, 2020	flows	Other	31, 2021
Leases	—	20,089	20,089	(5,259)	11,027	25,857	(10,610)	19,973	35,220	(19,023)	26,921	43,118
Loans and financing	—	—	—	97,011	1,550	98,561	183,860	28,698	311,119	1,448,208	72,000	1,831,327
Total	—	20,089	20,089	91,752	12,577	124,418	173,250	48,671	346,339	1,429,185	98,921	1,874,445

Summary of sensitivity analysis	The table below shows a summary of the scenarios estimated by Management and the effect on profit before income taxes:

December 31, 2021	Exposure	+10%	-10%
Cash, bank deposits and cash equivalents	210,989	2,608	(2,608)
Financial investments	1,014,056	12,534	(12,534)
Accounts payable to selling shareholders	801,522	9,907	(9,907)
Related parties	11,390	141	(141)
Loans and financing	1,176,463	14,570	(14,570)